UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen H Griffin
Title:                        CFO
Phone:                        212-389-6319
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           9
Form 13F Information Table Value Total:           $114,516,002

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC

        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMCAST CORP                   CL A             20030N101  23304.6   990000 SH       OTHER   LLP                 0   990000        0
EMC CORP                       COM              268648102 4338.388   182900 SH       OTHER   LLP                 0   182900        0
MARKET VECTORS GAMING          COM              57060U829 2395.825    79018 SH       OTHER   LLP                 0    79018        0
MOLEX INC                      CL A             608554200 11709.07   652680 SH       OTHER   LLP                 0   652680        0
NEWS CORP INC                  ADR              65248E203 30310.15  1793500 SH       OTHER   LLP                 0  1793500        0
TAIWAN SEMICONDUCTOR MFL LTD   SPONSORED ADR    874039100 2263.080   186877 SH       OTHER   LLP                 0   186877        0
TELEPHONE & DATA SYS INC SPL   COM              879433860 19791.36  1030800 SH       OTHER   LLP                 0  1030800        0
TEMPLETON EMERGING MKTS FND    COM              880191101 519.6058    28660 SH       OTHER   LLP                 0    28660        0
Vale Sa Ords ADR               ADR              91912E105 19883.91   879430 SH       OTHER   LLP                 0   879430        0